Tax (Tables)	12 Months Ended
Dec. 31, 2019
Details of current and deferred taxes
Details of current and deferred taxes
in	2019	2018	2017
Current and deferred taxes (CHF million)
Switzerland	164	126	76
Foreign	518	416	420
Current income tax expense	682	542	496
Switzerland	194	266	285
Foreign	422	326	2,000
Deferred income tax expense	616	592	2,285
Income tax expense	1,298	1,134	2,781
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	13	(28)	(24)
Cumulative translation adjustment	(4)	(7)	1
Unrealized gains/(losses) on securities	7	(5)	1
Actuarial gains/(losses)	4	7	(7)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2019	2018	2017
Income/(loss) before taxes (CHF million)
Switzerland	3,259	1,927	1,648
Foreign	1,134	929	(95)
Income before taxes	4,393	2,856	1,553
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	966	628	342
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(109)	89	(92)
Non-deductible amortization of other intangible assets and goodwill impairment	1	3	0
Other non-deductible expenses	368	455	354
Additional taxable income	7	5	0
Lower taxed income	(314)	(187)	(272)
(Income)/loss taxable to noncontrolling interests	8	10	7
Changes in tax law and rates	9	(2)	2,095
Changes in deferred tax valuation allowance	114	(115)	88
Change in recognition of outside basis difference	4	(32)	(12)
Tax deductible impairments of Swiss subsidiary investments	0	(65)	88
(Windfall tax benefits)/shortfall tax charges on share-based compensation	39	10	91
Other	205	335	92
Income tax expense	1,298	1,134	2,781

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2019	2018
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	950	944
Loans	341	192
Investment securities	1,437	1,986
Provisions	769	582
Leases	302	–
Derivatives	72	65
Real estate	183	278
Net operating loss carry-forwards	5,657	6,142
Goodwill and intangible assets	394	497
Other	66	197
Gross deferred tax assets before valuation allowance	10,171	10,883
Less valuation allowance	(4,067)	(3,957)
Gross deferred tax assets net of valuation allowance	6,104	6,926
Compensation and benefits	(301)	(257)
Loans	(108)	(87)
Investment securities	(502)	(1,170)
Provisions	(336)	(368)
Business combinations	0	(1)
Leases	(267)	–
Derivatives	(214)	(214)
Real estate	(35)	(56)
Other	(171)	(154)
Gross deferred tax liabilities	(1,934)	(2,307)
Net deferred tax assets	4,170	4,619
of which deferred tax assets	4,337	4,887
of which net operating losses	1,437	1,632
of which deductible temporary differences	2,900	3,255
of which deferred tax liabilities	(167)	(268)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2019	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	8
Due to expire within 2 to 5 years	6,980
Due to expire within 6 to 10 years	3,350
Due to expire within 11 to 20 years	6,172
Amount due to expire	16,510
Amount not due to expire	17,634
Total net operating loss carry-forwards	34,144

Movements in the valuation allowance	Movements in the valuation allowance
in	2019	2018	2017
Movements (CHF million)
Balance at beginning of period	3,957	4,224	4,168
Net changes	110	(267)	56
Balance at end of period	4,067	3,957	4,224

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2019	2018	2017
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	256	236	310
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
in	2019	2018	2017
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	574	481	401
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	27	10	131
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(64)	(2)	(95)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	105	112	117
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	0	(73)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(35)	(4)	(3)
Other (including foreign currency translation)	(12)	(23)	3
Balance at end of period	595	574	481
of which, if recognized, would affect the effective tax rate	595	574	481
Interest and penalties
in	2019	2018	2017
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(10)	(28)	30
Interest and penalties recognized in the consolidated balance sheets	77	87	115